CRUDE OIL AND NATURAL GAS SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 1,663,016	$ 2,353,374	$ 1,482,575
Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		1,777,736	1,166,818
Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		466,596	230,679
Natural Gas Liquids and Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		109,042	85,078
U.S.
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,663,016	2,205,876	1,355,255
U.S. | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,434,989	1,646,453	1,055,748
U.S. | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	153,133	455,678	219,552
U.S. | Natural Gas Liquids and Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 74,894	103,745	79,955
Canada
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		147,498	127,320
Canada | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		131,283	111,070
Canada | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		10,918	11,127
Canada | Natural Gas Liquids and Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales		$ 5,297	$ 5,123